Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at January 1,	$ 18,660	$ 15,197	$ 23,857
Gross increases-tax positions in prior periods	14,462	3,153
Gross decreases-tax positions in prior periods	(3,321)		(1,392)
Gross increases-current period tax positions	3,672	3,729	3,551
Gross decreases-current period tax positions		(633)	(613)
Settlements		(2,467)	(10,383)
Foreign currency translation adjustments	(251)	(319)	177
Balance at December 31,	$ 33,222	$ 18,660	$ 15,197